Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The International Equity Fund

Supplement dated September 5, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) and to the Statement of Additional Information dated April 29, 2016 (the “SAI”)

Effective immediately, the Prospectus and SAI are revised as follows:

1.              The section titled “Management of the Fund” for The International Equity Fund on page 5 of the Prospectus is restated in its entirety as follows:

Investment Adviser
Baillie Gifford Overseas Limited

Portfolio Managers
Gerald Smith, Portfolio Manager Service with The International Equity Fund since 2000.
Jonathan Bates, Portfolio Manager Service with The International Equity Fund since 2010.
Angus Franklin, Portfolio Manager Service with The International Equity Fund since 2006.
Donald Farquharson, Portfolio Manager Service with The International Equity Fund since 2014.
Andrew Strathdee, Portfolio Manager Service with The International Equity Fund since 2007.
Jenny Davis, Portfolio Manager Service with The International Equity Fund since 2016.

2.              The section titled “The International Equity Fund” under “Management of the Trust” on pages 88-89 of the Prospectus is revised to add the following paragraph:

Jenny Davis, Portfolio Manager. Ms. Davis graduated BA in Music from Oxford University in 2008. She joined Baillie Gifford in 2011 as a graduate trainee, going on to become an Investment Manager for the Long Term Global Growth strategy and, more recently, the Global Alpha strategy. Prior to joining Baillie Gifford, she worked for two years at Neptune Investment Management as an assistant fund manager.

3.              The section titled “The International Equity Fund” under “Other Accounts Managed by Portfolio Managers” on pages 25-26 of the SAI is revised to add the following table:

Jenny Davis	Number of Accounts	Total Assets in Accounts (US$m)	Number of Accounts where advisory fee is based on account performance	Total Assets in Accounts where advisory fee is based on account performance (US$m)
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Ownership of Securities - As of December 31, 2015, Ms. Davis did not beneficially own any shares of The International Equity Fund.